FINANCIAL INSTRUMENTS - Estimated fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Liabilities:
Derivative instruments payable	$ 0	$ 5,700
Fair value, measurements, recurring
Assets:
Cash and cash equivalents	119,811	113,073
Marketable securities	166,187	2,435
Derivative instruments receivable	39,352	9,675
Liabilities:
Floating rate debt	2,141,547	2,130,812
Fixed rate debt	207,684	206,552
Derivative instruments payable		5,673
Fair Value, Inputs, Level 1 | Fair value, measurements, recurring
Assets:
Cash and cash equivalents	119,811	113,073
Marketable securities	166,187	2,435
Derivative instruments receivable	0	0
Liabilities:
Floating rate debt	0	0
Fixed rate debt	0	0
Derivative instruments payable		0
Fair Value, Inputs, Level 2 | Fair value, measurements, recurring
Assets:
Cash and cash equivalents	0	0
Marketable securities	0
Derivative instruments receivable	39,352	9,675
Liabilities:
Floating rate debt	2,141,547	2,130,812
Fixed rate debt	0
Derivative instruments payable		5,673
Fair Value, Inputs, Level 3 | Fair value, measurements, recurring
Assets:
Cash and cash equivalents	0	0
Marketable securities	0	0
Derivative instruments receivable	0	0
Liabilities:
Floating rate debt	0	0
Fixed rate debt	$ 207,684
Derivative instruments payable		$ 0